Jan. 04, 2024
Pabrai Wagons Fund
Pabrai Wagons Fund

Pabrai Wagons Fund
Retail Class Shares (WAGNX)
Institutional Class Shares (WGNIX)
(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated January 4, 2024 to the
Statutory Prospectus (“Prospectus”) dated September 29, 2023

On December 29, 2023, the Board of Trustees (the “Board”) of the Trust approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Fund and Dhandho Funds LLC (the “Advisor”), pursuant to which the Advisor has agreed to reduce the Fund’s operating expense limit from 1.14% to 0.90%, effective January 1, 2024. Prior to January 1, 2024, the Fund’s operating expense limit was 1.14%.
The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Fund:
The following replaces the fees and expenses table on page 2 of the Prospectus:Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed less than 90 days from purchase)	1.00%	1.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)(2)
Shareholder Servicing Fee	0.10%	0.10%
Other Expenses	0.66%	0.66%
Total Other Expenses	0.76%	0.76%
Total Annual Fund Operating Expenses	1.91%	1.66%
Fee Waiver and Expense Reimbursement(3)	-0.66%	-0.66%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%	1.00%

The following replaces the expense example on page 2 of the Prospectus:Example
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through October 31, 2025).

	One Year	Three Years
Retail Class	$127	$480
Institutional Class	$102	$402

Please retain this supplement with your Prospectus for future reference.